PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The cost of property, plant and equipment less its residual value, if any, is depreciated on a straight-line basis over the following estimated useful lives:

Asset	Useful life
Buildings and improvements	5 to 40 years
Manufacturing equipment	3 to 10 years
Other equipment	2 to 25 years
PROPERTY, PLANT AND EQUIPMENT:

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2017
Cost
Balance, January 1, 2017	$69,373	$504,186	$997,993	$167,651	$50,607	$1,789,810
Additions	630	7,515	17,565	10,852	55,640	92,202
Additions through business acquisitions	—	29	4,153	356	—	4,538
Transfers	—	2,601	25,062	1,195	(28,858)	—
Disposals	—	(1,933)	(4,799)	(4,414)	—	(11,146)
Balance, December 31, 2017	$70,003	$512,398	$1,039,974	$175,640	$77,389	$1,875,404

Accumulated depreciation
Balance, January 1, 2017	$—	$132,976	$483,742	$96,209	$—	$712,927
Depreciation	—	24,719	92,904	18,610	—	136,233
Disposals	—	(655)	(4,799)	(4,120)	—	(9,574)
Balance, December 31, 2017	$—	$157,040	$571,847	$110,699	$—	$839,586
Carrying amount, December 31, 2017	$70,003	$355,358	$468,127	$64,941	$77,389	$1,035,818

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2016
Cost
Balance, January 3, 2016	$65,687	$439,276	$903,502	$156,492	$75,576	$1,640,533
Additions	2,727	17,390	46,165	9,870	50,607	126,759
Additions through business acquisitions	839	17,672	12,651	617	—	31,779
Transfers from assets held for sale	120	3,855	—	248	—	4,223
Transfers	—	28,028	45,140	2,408	(75,576)	—
Disposals	—	(2,035)	(9,465)	(1,984)	—	(13,484)
Balance, January 1, 2017	$69,373	$504,186	$997,993	$167,651	$50,607	$1,789,810

Accumulated depreciation
Balance, January 3, 2016	$—	$109,204	$404,663	$82,277	$—	$596,144
Depreciation	—	22,828	86,242	15,668	—	124,738
Transfers from assets held for sale	—	1,732	—	248	—	1,980
Disposals	—	(788)	(7,163)	(1,984)	—	(9,935)
Balance, January 1, 2017	$—	$132,976	$483,742	$96,209	$—	$712,927
Carrying amount, January 1, 2017	$69,373	$371,210	$514,251	$71,442	$50,607	$1,076,883
DEPRECIATION AND AMORTIZATION:

	2017	2016

Depreciation of property, plant and equipment (note 9)	$136,233	$124,738
Adjustment for the variation of depreciation of property, plant and equipment included in inventories at the beginning and end of the year	323	(5,430)
Depreciation of property, plant and equipment included in net earnings	136,556	119,308
Amortization of intangible assets, excluding software (note 10)	20,786	18,106
Amortization of software (note 10)	4,808	3,183
Depreciation and amortization included in net earnings	$162,150	$140,597